INCOME TAXES	12 Months Ended
Sep. 30, 2018
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
20.	INCOME TAXES

Agritech and its subsidiary, State Harvest are incorporated in the British Virgin Islands and are exempted from the income tax under the laws of the British Virgin Islands. State Harvest’s subsidiary and State Harvest’s variable interest entity, Beijing Origin and its majority owned subsidiaries (together, the “PRC entities”) were incorporated in the PRC and governed by the PRC laws.

The applicable tax rate of the PRC Enterprise Income Tax (“EIT”) was changed from 33% to 25% on January 1, 2008, according to the Corporate Income Tax Law. The preferential tax rate previously enjoyed by the PRC entities is gradually transitioned to the new standard rate of 25% over a five-year transitional period. In addition, article 28 of the new tax law stated that the income tax rate of a “high technology” company (high-tech status) is to remain at 15%.

Preferential tax treatment of Beijing Origin as “high technology” company (High-tech Status) from October 28, 2017 to October 27, 2020 has been granted by the relevant tax authorities. Beijing Origin is entitled to a preferential tax rate of 15% which is subject to annual review. As a result of these preferential tax treatments, the reduced tax rates applicable to Beijing Origin Seed Limited for 2016, 2017 and 2018 are 15%. Xinjiang Origin is entitled to a preferential tax of 2 years exemption and 3 years of half EIT from January 1, 2012 to December 31, 2016 in accordance with Cai Shui [2011] No. 53 and Cai Shui [2011] No. 60 issued by the PRC State Administration of Taxation and Xin Cai Fa Shui [2011] No. 51 issued by the Xinjiang Local Taxation Bureau. Xinjiang Origin is currently in the status of 25% for the year ended September 30, 2018.

Had all the above tax holidays and concessions not been available, the tax charges would have been (decreased)/increased by RMB(5,609), RMB4,274 and RMBnil and the basic net loss on per share would have been (decreased)/increased by RMB(0.25), RMB0.18 and RMBnil for the years ended September 30, 2016, 2017 and 2018, respectively. The diluted net loss per share for the years ended September 30, 2016, 2017 and 2018 would have been (decreased)/increased by RMB(0.25), RMB0.18 and RMBnil, respectively.

The Company’s liability for income taxes includes the liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by taxing authorities. Audit periods remain open for review until the statute of limitations has passed. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the Company’s liability for income taxes. Any such adjustment could be material to the Company’s results of operations for any given quarterly or annual period based, in part, upon the results of operations for the given period. Until September 30, 2018, the management considered that the Company had no uncertain tax positions affected its consolidated financial position. The Company’s uncertain tax positions are related to tax years that remain subject to examination by the relevant tax authorities and the major one is the China tax authority. The open tax years for examinations in China are 5 years.

The principal components of the deferred income tax assets are as follows:

	September 30,
	2017	2018
	RMB	RMB
Non-current deferred tax assets:
Net operating loss carry forward	39,578	94,750
Impairment on inventory	5,626	1,822
Impairment on long-term equity investment	-	356
Others	(20,252)	4,644

Non-current deferred income tax assets	24,952	101,572
Valuation allowances	(24,952)	(101,572)

Net non-current deferred income tax assets	-	-

The Company did not have any significant temporary differences relating to deferred tax liabilities as of September 30, 2017 and 2018.

A significant portion of the deferred tax assets recognized relates to net operating loss and credit carry forwards. The Company operates through the PRC entities and the valuation allowance is considered on each individual basis.

The net operating loss attributable to those PRC entities can only be carried forward for five to ten years. The operating loss in the United States before December 31, 2017 can be carried forward for 20 years to offset future taxable profit. As of September 30, 2018, the Company's total net operating loss carry forwards of RMB579,677, out of which, RMB63,506 would expire from calendar year ending 2018 through 2021, RMB516,171 can be carried forward from calendar year ending 2022 and after.

Reconciliation between total income tax expenses and the amount computed by applying the statutory income tax rate to income before taxes is as follows:

	Year ended September 30,
	2016	2017	2018
	%	%	%

Statutory rate	25	25	25
Effect of preferential tax treatment	(8)	3	(3)
Effect of different tax jurisdiction	(6)	-	-
Change in valuation allowance	(2)	(27)	(26)
Over provision in prior year	(9)	(1)	4

Effective income tax rate	-	-	-